Derivative Financial Instruments (Details 12) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Credit Derivatives [Line Items]
Estimated Fair Value of Derivatives in Net Liability Position	$ 475	$ 1,189
Estimated Fair Value Of Incremental Collateral Provided Upon A One Notch Downgrade In The Company's Credit Rating	48	99
Estimated Fair Value Of Incremental Collateral Provided Upon A Downgrade In The Company's Credit Rating to a Level that Triggers Full Overnight Collateralization or Termination of the Derivative Position	104	231
Fixed Maturities [Member]
Credit Derivatives [Line Items]
Estimated Fair Value of Collateral Provided	416	1,024
Cash [Member]
Credit Derivatives [Line Items]
Estimated Fair Value of Collateral Provided	8	43
Derivatives Subject To Credit-Contingent Provisions [Member]
Credit Derivatives [Line Items]
Estimated Fair Value of Derivatives in Net Liability Position	447	1,167
Estimated Fair Value Of Incremental Collateral Provided Upon A One Notch Downgrade In The Company's Credit Rating	48	99
Estimated Fair Value Of Incremental Collateral Provided Upon A Downgrade In The Company's Credit Rating to a Level that Triggers Full Overnight Collateralization or Termination of the Derivative Position	104	231
Derivatives Subject To Credit-Contingent Provisions [Member] | Fixed Maturities [Member]
Credit Derivatives [Line Items]
Estimated Fair Value of Collateral Provided	405	1,024
Derivatives Subject To Credit-Contingent Provisions [Member] | Cash [Member]
Credit Derivatives [Line Items]
Estimated Fair Value of Collateral Provided	4	0
Derivatives Not Subject To Credit-Contingent Provisions [Member]
Credit Derivatives [Line Items]
Estimated Fair Value of Derivatives in Net Liability Position	28	22
Estimated Fair Value Of Incremental Collateral Provided Upon A One Notch Downgrade In The Company's Credit Rating	0	0
Estimated Fair Value Of Incremental Collateral Provided Upon A Downgrade In The Company's Credit Rating to a Level that Triggers Full Overnight Collateralization or Termination of the Derivative Position	0	0
Derivatives Not Subject To Credit-Contingent Provisions [Member] | Fixed Maturities [Member]
Credit Derivatives [Line Items]
Estimated Fair Value of Collateral Provided	11	0
Derivatives Not Subject To Credit-Contingent Provisions [Member] | Cash [Member]
Credit Derivatives [Line Items]
Estimated Fair Value of Collateral Provided	$ 4	$ 43